Segment information (Tables)	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Schedule of Operating Segments

	2019
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	399.2	431.3	—	830.5
Cost of sales	207.0	106.7	—	313.7
Gross profit	192.2	324.6	—	516.8
Selling, general and administrative expenses	43.0	90.0	169.1	302.1
Depreciation and amortization	—	—	18.0	18.0
Operating income	149.2	234.6	(187.1)	196.7
Net interest and other finance costs				14.2
Income before income taxes				182.5

	2018
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	336.2	255.0	—	591.2
Cost of sales	178.4	65.2	—	243.6
Gross profit	157.8	189.8	—	347.6
Selling, general and administrative expenses	37.2	55.1	107.8	200.1
Depreciation and amortization	—	—	9.4	9.4
Operating income	120.6	134.7	(117.2)	138.1
Net interest and other finance costs				12.9
Income before income taxes				125.2

	2017
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	288.6	115.2	—	403.8
Cost of sales	163.5	28.2	—	191.7
Gross profit	125.1	87.0	—	212.1
Selling, general and administrative expenses	30.7	27.5	106.8	165.0
Depreciation and amortization	—	—	6.6	6.6
Operating income	94.4	59.5	(113.4)	40.5
Net interest and other finance costs				10.0
Income before income taxes				30.5

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	2019	2018	2017
Revenue by geography:	$	$	$
Canada	293.3	228.8	155.1
United States	251.1	184.2	131.9
Rest of World	286.1	178.2	116.8
	830.5	591.2	403.8